Intangible assets, net - Narratives (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Amortization expenses	¥ 8,857	¥ 8,198	¥ 6,387
Impairment Charges	¥ 0	¥ 0	¥ 0